UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended:  September 30, 2012
           Check here if Amendment [ ]; Amendment Number:____
         This Amendment (Check only one): [ ] is a restatement
                   [ ] adds new holdings entries.

           Institutional Investment Manager Filing this Report:
                   Name:     Knott Asset Management, LLC
                   Address:  43 Thorndike Street.
                             Cambridge, MA 02141

                      Form 13F File Number: 28-14544

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing this Report on Behalf of Reporting Manager:

                       Name:    Linda C. Carley
                       Title:   Chief Compliance Officer
                       Phone:   (617) 575-7108

                   Signature, Place, and Date of Signing:

  /s/ Linda C. Carley               Cambridge, MA          October 25, 2012
  -------------------------      --------------------      ----------------
      Linda C. Carley                City, State                 Date


                               Report Type:
                         [X] 13F HOLDINGS REPORT.
                             [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
         List of Other Managers Reporting for this Manager: NONE

                            FORM 13F SUMMARY PAGE

Report Summary:

        Number of Other Included Managers:        0

        Form 13F Information Table Entry Total:   83

        Form 13F Information Table Value Total:   $73,174 (thousands)

List of Other Included Managers: NONE



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


                        FORM 13F INFORMATION TABLE

FORM 13-F 09/30/2012
REPORTING MANAGER:
KNOTT ASSET MANAGEMENT, LLC


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2276    33195 SH       SOLE                    33195
                                                               171     2500 SH       OTHER                    2500
Aberdeen Australia Equity Fund COM              003011103      154    14850 SH       SOLE                    14850
                                                               130    12500 SH       OTHER                   12500
American Intl Group            COM              026874784     1586    48360 SH       SOLE                    48360
Apple Computer Inc.            COM              037833100     2821     4229 SH       SOLE                     4229
Arcos Dorados Holding Inc      COM              G0457F107      309    20015 SH       SOLE                    20015
Automatic Data Processing Inc. COM              053015103     1964    33475 SH       SOLE                    33475
BioMed Realty Trust Inc.       COM              09063H107      146     7800 SH       SOLE                     7800
                                                               374    20000 SH       OTHER                   20000
Bombardier Inc Cl B US Traded  COM              097751200      325    86360 SH       SOLE                    86360
CenturyLink                    COM              156700106      293     7250 SH       SOLE                     7250
                                                               727    18000 SH       OTHER                   18000
Citigroup, Inc.                COM              172967424      268     8180 SH       SOLE                     8180
Cohen and Steers Global Income COM              19248M103      222    20400 SH       SOLE                    20400
                                                               163    15000 SH       OTHER                   15000
Danaher Corp                   COM              235851102      911    16520 SH       SOLE                    16520
                                                               110     2000 SH       OTHER                    2000
Deere & Company                COM              244199105     1396    16933 SH       SOLE                    16933
                                                               165     2000 SH       OTHER                    2000
EV Energy Partners LP          COM              26926V107      242     3900 SH       SOLE                     3900
                                                               438     7050 SH       OTHER                    7050
Enbridge Energy Partners       COM              29250R106       82     2800 SH       SOLE                     2800
                                                               353    12000 SH       OTHER                   12000
Enterprise Products            COM              293792107      296     5525 SH       SOLE                     5525
                                                               429     8000 SH       OTHER                    8000
Express Scripts Holding Co     COM              30219G108     1312    20953 SH       SOLE                    20953
                                                               157     2500 SH       OTHER                    2500
Exxon Mobil Corp.              COM              30231G102     3025    33080 SH       SOLE                    33080
FedEx Corp                     COM              31428X106     1508    17823 SH       SOLE                    17823
Fiat SpA Ord EUR               COM              T4210N122      365    63240 SH       SOLE                    63240
Freeport-McMoRan Copper & Gold COM              35671D857     1480    37380 SH       SOLE                    37380
Gamco Global Gold Natural Reso COM              36465A109     1456   101100 SH       SOLE                   101100
                                                              1152    80000 SH       OTHER                   80000
Goldman Sachs Group Inc        COM              38141G104      534     4697 SH       SOLE                     4697
Google Inc                     COM              38259P508     3185     4222 SH       SOLE                     4222
HCC Insurance Holding          COM              404132102     1070    31565 SH       SOLE                    31565
Haier Electronics Group Ord HK COM              G42313125      320   275605 SH       SOLE                   275605
IBM Corp                       COM              459200101      938     4520 SH       SOLE                     4520
ING Risk Managed Nat. Resour.  COM              449810100       69     5667 SH       SOLE                     5667
                                                               152    12500 SH       OTHER                   12500
Illinois Tool Works            COM              452308109     1019    17135 SH       SOLE                    17135
                                                               119     2000 SH       OTHER                    2000
Int'l Game Technology          COM              459902102     1208    92265 SH       SOLE                    92265
JPMorgan Chase & Co            COM              46625H100     1467    36228 SH       SOLE                    36228
Johnson & Johnson              COM              478160104     2488    36101 SH       SOLE                    36101
Joy Global Inc                 COM              481165108      226     4040 SH       SOLE                     4040
L-3 Communications             COM              502424104     1249    17412 SH       SOLE                    17412
                                                               108     1500 SH       OTHER                    1500
Laboratory Co Amer Hldgs       COM              50540R409     1393    15065 SH       SOLE                    15065
                                                               139     1500 SH       OTHER                    1500
Linn Energy, LLC               COM              536020100      381     9250 SH       SOLE                     9250
                                                              1155    28000 SH       OTHER                   28000
Michelin Cie Gen des Establiss COM              F61824144      503     6415 SH       SOLE                     6415
Microsoft Corp                 COM              594918104     2414    81107 SH       SOLE                    81107
                                                                74     2500 SH       OTHER                    2500
National Oilwell Varco Inc.    COM              637071101     1974    24644 SH       SOLE                    24644
Noble Corp                     COM              H5833N103     1170    32712 SH       SOLE                    32712
Oneok Partners, L.P.           COM              68268N103       83     1400 SH       SOLE                     1400
                                                              1107    18600 SH       OTHER                   18600
Philip Morris Intl             COM              718172109      423     4700 SH       SOLE                     4700
Potash Corp /Saskatch          COM              73755L107     2058    47402 SH       SOLE                    47402
                                                               109     2500 SH       OTHER                    2500
Procter & Gamble Co.           COM              742718109     2209    31850 SH       SOLE                    31850
                                                                35      500 SH       OTHER                     500
QUALCOMM INC                   COM              747525103     1351    21625 SH       SOLE                    21625
                                                                62     1000 SH       OTHER                    1000
SPDR Gold Trust ETF            COM              78463V107      910     5295 SH       SOLE                     5295
SPDR S&P Biotech               COM              78464A870      168     1800 SH       SOLE                     1800
                                                               140     1500 SH       OTHER                    1500
Sanofi-Aventis ADS             COM              80105N105      722    16770 SH       SOLE                    16770
StoneMor Partners              COM              86183Q100      166     7050 SH       SOLE                     7050
                                                               235    10000 SH       OTHER                   10000
Suncor Energy                  COM              867224107     1204    36665 SH       SOLE                    36665
TE Connectivity Ltd            COM              H84989104     1289    37907 SH       SOLE                    37907
Teck Resources Ltd Cl B        COM              878742204      246     8355 SH       SOLE                     8355
Teva Pharmaceutical Inds       COM              881624209     1484    35837 SH       SOLE                    35837
Titan International, Inc       COM              88830M102      586    33197 SH       SOLE                    33197
Total SA                       COM              89151E109     1636    32647 SH       SOLE                    32647
Tsingtao Brewery Spons ADR     COM              898529102      272     4930 SH       SOLE                     4930
Visa Inc                       COM              92826C839     2061    15352 SH       SOLE                    15352
Vodafone Group plc ADS         COM              92857W209     2431    85313 SH       SOLE                    85313
                                                               527    18500 SH       OTHER                   18500
WPP Group plc                  COM              92933H101      479     7025 SH       SOLE                     7025
Wells Fargo & Co               COM              949746101     1019    29505 SH       SOLE                    29505



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